Shareholder Report, Average Annual Return (Details) B030936_Direxion Daily SHOP Bull 2X ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily SHOP Bull 2X ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily SHOP Bull 2X ETF NAV
Average Annual Return, Percent	69.91%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	8.91%
Shopify Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Shopify Inc.
Average Annual Return, Percent	36.90%